Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

Figures in million – SA rand	2025	2024	2023
Cash at the bank, on hand and cash equivalents	17,178	16,049	25,560
Total cash and cash equivalents	17,178	16,049	25,560